8. Derivative financial instruments and Short positions (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Swap [Member]
Statement Line Items [Line Items]
Notional	[1]	R$ 398,925,842	R$ 0	R$ 0
Swap [Member] | Assets [Member]
Statement Line Items [Line Items]
Notional	[1]	278,752,387	282,164,189	177,233,869
Swap [Member] | Assets [Member] | Up to 3 Months [Member]
Statement Line Items [Line Items]
Notional		58,388,872	58,298,876
Swap [Member] | Assets [Member] | From 3 To 12 Months [Member]
Statement Line Items [Line Items]
Notional		98,073,784	106,268,113
Swap [Member] | Assets [Member] | Over 12 Months [Member]
Statement Line Items [Line Items]
Notional		122,289,731	117,597,200
Options [Member]
Statement Line Items [Line Items]
Notional	[1]	2,043,286,085	1,446,536,133	335,073,080
Options [Member] | Up to 3 Months [Member]
Statement Line Items [Line Items]
Notional		931,156,902	681,033,183
Options [Member] | From 3 To 12 Months [Member]
Statement Line Items [Line Items]
Notional		572,661,800	646,187,139
Options [Member] | Over 12 Months [Member]
Statement Line Items [Line Items]
Notional		539,467,382	119,302,640
Futures Contracts [Member]
Statement Line Items [Line Items]
Notional	[1]	270,258,566	433,873,180	289,508,200
Futures Contracts [Member] | Up to 3 Months [Member]
Statement Line Items [Line Items]
Notional		181,521,486	140,882,437
Futures Contracts [Member] | From 3 To 12 Months [Member]
Statement Line Items [Line Items]
Notional		36,328,390	179,337,860
Futures Contracts [Member] | Over 12 Months [Member]
Statement Line Items [Line Items]
Notional		52,408,689	113,652,884
Forward Contracts and Others [Member]
Statement Line Items [Line Items]
Notional	[1]	163,040,700	169,401,317	R$ 90,910,841
Forward Contracts and Others [Member] | Up to 3 Months [Member]
Statement Line Items [Line Items]
Notional		104,098,351	91,779,011
Forward Contracts and Others [Member] | From 3 To 12 Months [Member]
Statement Line Items [Line Items]
Notional		33,788,798	50,070,366
Forward Contracts and Others [Member] | Over 12 Months [Member]
Statement Line Items [Line Items]
Notional		R$ 25,153,551	R$ 27,551,940

[1]	Nominal value of updated contracts.